Pensions and other post-employment benefits - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) plan	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Pensions and Other Post-Employment Benefits
Net defined benefit liability (asset)	€ (4,433)	€ (4,849)
Remeasurements of defined benefit plans	(24)	408	€ (343)
Employer contributions expected to be paid next year	54
Amount transferred in excess of pension assets	35	38
Effect of asset ceiling
Pensions and Other Post-Employment Benefits
Net defined benefit liability (asset)	89	85	87
Present value of defined benefit obligation
Pensions and Other Post-Employment Benefits
Net defined benefit liability (asset)	13,793	15,789	€ 16,868
Settlements	€ 0	€ 178
United States, Germany and United Kingdom
Pensions and Other Post-Employment Benefits
Percentage of total defined benefit obligation (as a percent)	91.00%	92.00%
Percentage of total plan assets (as a percent)	89.00%	91.00%
United States foreign defined benefit plans and post retirement benefits plan
Pensions and Other Post-Employment Benefits
Number of defined benefit plans | plan	2
Number of unions with continuing coverage | plan	2
Number of separate trusts in addition to the Master Trust | plan	2
Reduction of risk exposure in pensions through buy in transactions	€ 8,900
Remeasurements of defined benefit plans	236
Estimated direct benefit payments	€ 103
Germany foreign defined benefit plans and post retirement plans
Pensions and Other Post-Employment Benefits
Number of defined benefit plans | plan	2
Nokia Retirement Plan For Former NSN & ALU Employees
Pensions and Other Post-Employment Benefits
Number of defined benefit plans | plan	1
United States foreign defined benefit plans
Pensions and Other Post-Employment Benefits
Percentage of total healthcare obligations for capped employees	96.00%
United Kingdom
Pensions and Other Post-Employment Benefits
Net defined benefit liability (asset)	€ (203)	€ (207)
United Kingdom | Effect of asset ceiling
Pensions and Other Post-Employment Benefits
Net defined benefit liability (asset)	0	0
United Kingdom | Present value of defined benefit obligation
Pensions and Other Post-Employment Benefits
Net defined benefit liability (asset)	494	529
Settlements	€ 178	€ 178
Insurance contracts | United States foreign defined benefit plans and post retirement benefits plan
Pensions and Other Post-Employment Benefits
Investment allocation balance (as a percent)	63.00%
Short-term investments | United States foreign defined benefit plans and post retirement benefits plan
Pensions and Other Post-Employment Benefits
Investment allocation balance (as a percent)	32.00%
Other assets | United States foreign defined benefit plans and post retirement benefits plan
Pensions and Other Post-Employment Benefits
Investment allocation balance (as a percent)	5.00%